Taxes Payable - Summary of Changes in Deferred Tax Liability (Detail) - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Changes In Deferred Tax Liability [Line Items]
Beginning balance	R$ 0	R$ 0
Principal additions		1,219
Interest additions		(122,748)	R$ 22,681	R$ (119,706)
Ending balance		47,901	0
Boa Vista Servios SA [Member]
Disclosure Of Reconciliation Of Changes In Deferred Tax Liability [Line Items]
Beginning balance	40,254	40,254	34,028
Principal additions	1,560		6,898
Interest additions	3,617		3,207
Deffered Tax Liabiliy Reversals Of Legal Proceedings			(3,789)
Ending balance	45,431		40,254	34,028
Boa Vista Servios SA [Member] | INSS on Severance pay [Member]
Disclosure Of Reconciliation Of Changes In Deferred Tax Liability [Line Items]
Beginning balance	6,550	6,550	5,427
Principal additions	215		627
Interest additions	1,078		496
Ending balance	7,843		6,550	5,427
Boa Vista Servios SA [Member] | ISS - PIS and COFINS basis [Member]
Disclosure Of Reconciliation Of Changes In Deferred Tax Liability [Line Items]
Beginning balance	15,940	15,940	12,954
Principal additions	965		1,706
Interest additions	1,315		1,280
Ending balance	18,220		15,940	12,954
Boa Vista Servios SA [Member] | PIS And COFINS payable on the remeasurement of fair value of contingent consideration [Member]
Disclosure Of Reconciliation Of Changes In Deferred Tax Liability [Line Items]
Beginning balance			3,879
Deffered Tax Liabiliy Reversals Of Legal Proceedings			(3,879)
Ending balance				3,879
Boa Vista Servios SA [Member] | Deductibility - SEBRAE/INCRA and FNDE [Member]
Disclosure Of Reconciliation Of Changes In Deferred Tax Liability [Line Items]
Beginning balance	17,764	R$ 17,764	11,768
Principal additions	380		4,565
Interest additions	1,224		1,431
Ending balance	R$ 19,368		R$ 17,764	R$ 11,768